Related Party Transactions - Revenue by parties (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction
Related party revenues	$ 189,475,694	¥ 1,232,785,709	¥ 716,130,680	¥ 336,254,013
One-time commissions
Related Party Transaction
Related party revenues	113,720,770	739,901,443	424,823,991	167,913,206
One-time commissions | Hehui
Related Party Transaction
Related party revenues			1,402,126
One-time commissions | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues	80,182	521,687	21,957,199	31,086,187
One-time commissions | Investees of Juzhou
Related Party Transaction
Related party revenues	44,011,303	286,350,742	210,781,198	92,290,744
One-time commissions | Investees of Jupeng
Related Party Transaction
Related party revenues	5,062,714	32,939,536	66,642,882	5,403,559
One-time commissions | Investees of Mingdu
Related Party Transaction
Related party revenues				348,530
One-time commissions | Investees of Yidezeng
Related Party Transaction
Related party revenues	3,433,992	22,342,579	4,501,647	17,412
One-time commissions | Investees of Yidezhen
Related Party Transaction
Related party revenues	38,386,364	249,753,201	117,785,843	8,104,024
One-time commissions | Investees of Baoyixuan
Related Party Transaction
Related party revenues	1,612,135	10,489,031
One-time commissions | Investees of Scepter Pacific Limited
Related Party Transaction
Related party revenues	3,649	23,740
One-time commissions | Investees of Yiju
Related Party Transaction
Related party revenues	19,214,509	125,015,362		30,662,750
One-time commissions | Investees of Jupai Asset Management Inc
Related Party Transaction
Related party revenues	1,849,912	12,036,082	1,153,752
One-time commissions | Investees of SINA
Related Party Transaction
Related party revenues	66,010	429,483	599,344
Recurring management fee
Related Party Transaction
Related party revenues	56,106,471	365,045,532	261,480,460	144,171,383
Recurring management fee | Investees of Juzhou
Related Party Transaction
Related party revenues	31,988,026	208,123,694	179,564,586	99,398,722
Recurring management fee | Investees of Jupeng
Related Party Transaction
Related party revenues	8,668,296	56,398,534	27,343,957	325,418
Recurring management fee | Investees of Mingdu
Related Party Transaction
Related party revenues	32,547	211,762	692,726	321,905
Recurring management fee | Investees of Yidezeng
Related Party Transaction
Related party revenues	357,717	2,327,413	1,025,427	937,652
Recurring management fee | Investees of Yidezhen
Related Party Transaction
Related party revenues	14,144,878	92,030,820	47,243,982	9,303,710
Recurring management fee | Investees of Scepter Pacific Limited
Related Party Transaction
Related party revenues	7,700	50,096
Recurring management fee | Investees of Yidexin
Related Party Transaction
Related party revenues	325,312	2,116,577	1,256,930	410,294
Recurring management fee | Investees of Yidezhao
Related Party Transaction
Related party revenues				5,200,452
Recurring management fee | Investees of Yiju
Related Party Transaction
Related party revenues	180,929	1,177,178	4,352,852	28,273,230
Recurring management fee | Investees of Jupai Asset Management Inc
Related Party Transaction
Related party revenues	401,066	2,609,458
Recurring service fee
Related Party Transaction
Related party revenues	1,549,482	10,081,396	12,810,384	24,169,424
Recurring service fee | Hehui
Related Party Transaction
Related party revenues			3,172,140
Recurring service fee | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues			4,563,907	23,723,991
Recurring service fee | Investees of Juzhou
Related Party Transaction
Related party revenues	420,982	2,739,038
Recurring service fee | Investees of Mingdu
Related Party Transaction
Related party revenues	19,085	124,171
Recurring service fee | Investees of Yiju
Related Party Transaction
Related party revenues	49,836	324,245
Recurring service fee | Investees of SINA
Related Party Transaction
Related party revenues			2,632,178
Recurring service fee | Investees of affiliates of Yidezeng
Related Party Transaction
Related party revenues	195,681	1,273,160	1,498,763	¥ 445,433
Recurring service fee | Investees affiliates of Yidezhen
Related Party Transaction
Related party revenues	863,898	5,620,782	943,396
Other Service Fee
Related Party Transaction
Related party revenues	18,098,971	117,757,338	17,015,845
Other Service Fee | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues			12,295,283
Other Service Fee | Investees of Juzhou
Related Party Transaction
Related party revenues	7,807,121	50,795,471
Other Service Fee | Investees of Jupeng
Related Party Transaction
Related party revenues	1,477,966	9,616,091	¥ 4,720,562
Other Service Fee | Investees of Yiju
Related Party Transaction
Related party revenues	3,058,424	19,899,025
Other Service Fee | Investees affiliates of Yidezhen
Related Party Transaction
Related party revenues	2,510,729	16,335,558
Other Service Fee | Investees of Affiliates of Yidexin
Related Party Transaction
Related party revenues	$ 3,244,731	¥ 21,111,193